Note 3 - Vessels, Net - Summary of Vessels (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Net Book Value	$ 99,305,990
Depreciation for the period	(3,412,475)	$ (3,252,516)
Net Book Value	108,047,669
Vessels [Member]
Costs	138,802,385
Accumulated Depreciation	(39,496,395)
Net Book Value	99,305,990
Depreciation for the period	(3,412,475)
Vessel acquisition	12,126,713
Capitalized expenses	27,441
Costs	150,956,539
Accumulated Depreciation	(42,908,870)
Net Book Value	$ 108,047,669